SEC Registration Nos.
811-09877 and 333-34122

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 38	x

and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40	x

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)
4550 Montgomery Avenue Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant’s Telephone Number: (301) 951-4800
Ivy Wafford Duke, Esq.
4550 Montgomery Avenue Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 30, 2015, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date], pursuant to paragraph(a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date], pursuant to paragraph (a)(2)of rule 485.

EXPLANATORY NOTE

This post-effective amendment relates solely to the registration of Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund (each a "Fund"), new series of the Registrant. An initial Rule 485(a) post-effective amendment filing to register Class A, Class C, Class I and Class Y shares of each Fund was made on July 31, 2015 (SEC Accession No. 0001105446-15-000076). No information relating to any other series or shares of the Registrant is amended or superseded hereby.

Calvert Responsible Index Funds PROSPECTUS CLASS A, C and Y

October 30, 2015

Class (Ticker)

Calvert U.S. Mid Cap Core Responsible Index Fund	A (CMJAX)	C (CMJCX)	Y (CMJYX)
Calvert Developed Markets Ex-U.S. Responsible Index Fund	A (CDHAX)	C (CDHCX)	Y (CDHYX)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Responsible Index Funds Prospectus
Class A, C and Y
October 30, 2015

TABLE OF CONTENTS

FUND SUMMARY

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
Class (Ticker):	A (CMJAX)	C (CMJCX)	Y (CMJYX)
INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 14 and “Reduced Sales Charges” on page 15 of this Prospectus, and under “Method of Distribution” on page 22 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[3]	1.27%	2.93%	1.56%
Total annual fund operating expenses	1.67%	4.08%	1.71%
Less fee waiver and/or expense reimbursement[4]	(1.10%)	(2.76%)	(1.39%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	1.32%	0.32%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.25%.
2 The contingent deferred sales charge decreases over time.
3 “Other expenses” are based on estimated amounts for the current fiscal year. Actual expense may differ from estimates.
4 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 0.57%, 1.32%, and 0.32% for Class A, Class C and Class Y, respectively. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A	$531	$838
Class C
Expenses assuming redemption	$234	$898
Expenses assuming no redemption	$134	$898
Class Y	$33	$355
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Mid Cap Core Responsible Index (the “Index”). The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 1

Calvert U.S. Mid Cap Core Responsible Index. The Calvert U.S. Mid Cap Core Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Mid-Cap 800 Index. The S-Network U.S. Mid-Cap 800 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for mid-cap stocks that are traded in the U.S. markets. As of October 23, 2015, the Calvert U.S. Mid Cap Core Responsible Index included 566 companies, and the market capitalization ranged from $500 million to $29.82 billion with a weighted average market capitalization of $11.47 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network U.S. Mid-Cap 800 Index and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.
The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert U.S. Mid Cap Core Responsible Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment principles, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.
Performance
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PORTFOLIO MANAGEMENT
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
The following individuals, who are members of the Calvert Investment and Performance Systems Department, jointly manage the Fund on a day-to-day basis:

2 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President -Investment Operations and Indexing	Since October 2015
Dale R. Stout, CFA	Index Portfolio Manager and Senior Analyst	Since October 2015
Lise Bernhard	Director of Investment Operations and Performance	Since October 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts - Class A and C	$5,000	$250
Regular Accounts - Class Y	$10,000	$250
IRA Accounts	$2,000	$250
For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 3

FUND SUMMARY

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Class (Ticker):	A (CDHAX)	C (CDHCX)	Y (CDHYX)
INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 14 and “Reduced Sales Charges” on page 15 of this Prospectus, and under “Method of Distribution” on page 22 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses[3]	1.39%	3.04%	1.68%
Total annual fund operating expenses	1.79%	4.19%	1.83%
Less fee waiver and/or expense reimbursement[4]	(1.17%)	(2.82%)	(1.46%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.62%	1.37%	0.37%
1 Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.25%.
2 The contingent deferred sales charge decreases over time.
3 “Other expenses” are based on estimated amounts for the current fiscal year. Actual expense may differ from estimates.
4 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. Direct net operating expenses will not exceed 0.62%, 1.37%, and 0.37% for Class A, Class C and Class Y, respectively. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A	$535	$865
Class C
Expenses assuming redemption	$239	$923
Expenses assuming no redemption	$139	$923
Class Y	$38	$383
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index (the “Index”). The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

4 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

Calvert Developed Markets Ex-U.S. Responsible Index. The Calvert Developed Markets Ex-U.S. Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network Developed International 1000 Index. The S-Network Developed International 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for stocks of companies located in major markets in Europe, the Pacific, Asia and Canada. As of October 23, 2015, the Calvert Developed Markets Ex-U.S. Responsible Index included 666 companies, and the market capitalization ranged from $1.5 billion to $230.4 billion with a weighted average market capitalization of $48.1 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network Developed International 1000 Index and is rebalanced quarterly.
The Fund may enter into foreign currency transactions in the course of purchasing and selling foreign currency denominated securities in order to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.
The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert Developed Markets Ex-U.S. Responsible Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment principles, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ADRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 5

currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.
Performance
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PORTFOLIO MANAGEMENT
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
The following individuals, who are members of the Calvert Investment and Performance Systems Department, jointly manage the Fund on a day-to-day basis:

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President - Investment Operations and Indexing	Since October 2015
Matthew Moore, CFA	Index Portfolio Manager and Senior Analyst	Since October 2015
Lise Bernhard	Director of Investment Operations and Performance	Since October 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts - Class A and C	$5,000	$250
Regular Accounts - Class Y	$10,000	$250
IRA Accounts	$2,000	$250
For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.
The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.
Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip):	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739
By Registered, Certified or Overnight Mail:	Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745
By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Class Y Shares. Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.
TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

MORE INFORMATION ON FEES AND EXPENSES
Contingent Deferred Sales Charge
Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.
For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.
See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” and “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.
Management Fees
Management fees include the advisory fee paid by the Fund to the Advisor and any administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.
With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. The Funds pay no administrative fees.
Distribution and Service Fees
The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A shares and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Directors.

Fund	Maximum Amount Payable (Class A)	Amount Authorized

Calvert U.S. Mid Cap Core Responsible Index Fund	0.50%	0.25%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	0.50%	0.25%
Other Expenses
“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services. The amount paid to third parties for subtransfer agent/recordkeeping services varies depending on the share class and services provided, but the Fund will not pay more than 0.20% of its average net assets attributable to any such third-party service provider.
Contractual Fee Waivers and/or Expense Reimbursements
Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2017. Only the Board of Directors of the Fund may terminate an expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Fund	Class A	Class C	Class Y
Calvert U.S. Mid Cap Core Responsible Index Fund	0.57%	1.32%	0.32%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	0.57%	1.32%	0.32%
Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.
See “Investment Advisor ” in the Funds’ SAI for more information.
Example
The Example in the respective Fund Summary for each Fund also assumes that you reinvest all dividends and distributions.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 7

MORE INFORMATION ON INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
Investment Objective
The investment objective of each Fund may be changed by the Fund’s Board of Directors without shareholder approval.
Further Description of Investment Strategies and Techniques
A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more detailed information about the risks that are referred to in this section.
For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual or Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

	Calvert U.S. Mid Cap Core Responsible Index Fund	Calvert Developed Markets Ex-U.S. Responsible Index Fund
Investment Techniques
Indexing	µ	µ
Temporary Defensive Positions	❑	❑
Exchange-Traded Funds	❑	❑
Conventional Securities
Stocks in General	µ	µ
Foreign Securities	5N1	µ
Illiquid Securities	15N	15N
Unleveraged Derivative Securities
Currency Contracts	❑	❑
Leveraged Derivative Instruments
Futures Contracts	5N2	5N2
1 The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in its Index. The Index (and therefore the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.
2 Based on initial margin required to establish position.
Key to Table

µ	Portfolio currently uses as a principal investment strategy

❑	Permitted, but not a principal investment strategy

xN	Allowed up to x% of Portfolio’s net assets

8 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

Description of Investment Strategies and Associated Risks
The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.  Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a greater emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market.
Risks: Opportunity and Market

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.
Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.
Risks: Correlation and Market

Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.
Risks: Market

Foreign Securities. Foreign securities are securities issued by entities whose principal place of business is located outside the U.S.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Illiquid Securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 9

Explanation of Strategies Used by the Funds
Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor fail to use futures in accordance with Rule 4.5, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.
Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.
PORTFOLIO HOLDINGS
Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.
A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.
ABOUT RESPONSIBLE INVESTING
Calvert Principles for Responsible Investment
We believe that most corporations deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert seeks to invest in companies that provide positive leadership in the areas of their business operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.
Calvert seeks to invest in companies that balance the needs of financial and non-financial stakeholders and demonstrate a commitment to the global commons as well as to the rights of individuals and communities.
Calvert’s passive indexes seek to include companies based on the following principles. Calvert’s active investment strategies give priority to the principles and seek superior risk adjusted financial returns relative to market benchmarks.
Our stewardship on behalf of our clients extends to active engagement with companies held in our portfolios consistent with our proxy voting guidelines.
Advance Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of business operations on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce their carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations and products and services
Contribute to Equitable Societies and Respect Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies and respect Indigenous Peoples’ Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

10 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

•	Demonstrate a commitment to employees by ensuring development, communication, appropriate economic opportunity and decent workplace standards

•	Save lives by guaranteeing product safety while promoting public health
Accountable Governance and Build Transparency

•	Provide responsible stewardship of capital in shareholders’ best interests

•	Exhibit accountable governance and develop effective boards that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Integrate environmental and social risks, impacts and performance in material financial disclosures in order to inform shareholders, benefit stakeholders and contribute to company strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust
Calvert’s commitment to these principles signifies continuing focus on companies with superior corporate responsibility and sustainability. The application of the principles generally precludes investments in companies that:

•
Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•
Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•	Manufacture or sell firearms and/or ammunition.

•
Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•
Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility
As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:
Dialogue with Companies
Calvert may initiate dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert may continue its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.
Proxy Voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the responsible investment principles of the Fund.
Shareholder Resolutions
Calvert proposes resolutions on a variety of environmental, social and corporate governance issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 11

led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.
Special Investment Programs
As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, the Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments and Special Equities.
High Social Impact Investments
High Social Impact Investments is a program that targets up to 1% of a Fund’s net assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ responsible investment principles.
These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.
Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).
Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.
The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).
Investments in High Social Impact Investments may hinder each Fund’s ability to track its Index.
Special Equities
Each Fund may invest in the Special Equities investment program, which allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are limited to 1% of each Fund’s net assets.
Special Equities investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely.
Pursuant to approval by each Fund’s Board of Directors, each Fund has retained Daryn Dodson and Jeremy Sookhoo as consultants to provide investment research for the Special Equities Program.

12 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

MANAGEMENT OF FUND INVESTMENTS
About Calvert
Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. Calvert has been managing mutual funds since 1976. As of August 31, 2015, Calvert was the investment advisor for 40 mutual fund portfolios and had over $13 billion in assets under management.
Portfolio Management
Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The Funds’ SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Funds.
The following individuals, who are members of the Calvert Investment and Performance Systems Department, jointly manage the Fund on a day-to-day basis:
Calvert U.S. Mid Cap Core Responsible Index Fund

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert. 2007 - June 2015: Director, Investment and Performance Systems, Calvert. Ms. Webster has 30 years of experience in the financial industry and has been with Calvert for 15 years.
Portfolio Manager
Dale R. Stout, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
November 2012 - October 2015: Investment Systems Manager and Analyst, Calvert.
April 2010 - November 2012: Senior Investment Analyst - Equities, Calvert.
Mr. Stout has 13 years of experience in the financial industry, all at Calvert.
Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance, Calvert. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for 10 years.
Portfolio Manager
Calvert Developed Markets Ex-U.S. Responsible Index Fund

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert. 2007 - June 2015: Director, Investment and Performance Systems, Calvert. Ms. Webster has 30 years of experience in the financial industry and has been with Calvert for 15 years.
Portfolio Manager
Matthew Moore, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
January 2014 - October 2015: Assistant Portfolio Manager and Head Trader, Calvert.
2008 - 2013: Investment Analyst and Head Trader, Calvert.
Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance, Calvert. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for 10 years.
Portfolio Manager
Advisory Fees
The annual advisory fee paid by each Fund as a percentage of the Fund’s average daily net assets is 0.15%.
A discussion regarding the basis for the approval by the Funds’ Board of Directors of the investment advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.
SHAREHOLDER INFORMATION
For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 13

How to Buy Shares
Getting Started – Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.
Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.
Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•	the amount you wish to invest;

•	the length of time you plan to keep the investment;

•	the Class expenses; and

•	whether you qualify for any reduction or waiver of sales charges.
Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.
Choosing a Share Class
The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($100,000 minimum) is offered in a separate prospectus. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor.

Fund	Classes Offered by Fund	Classes of Fund Offered in this Prospectus
Calvert U.S. Mid Cap Core Responsible Index Fund	Class A, C, I and Y	Class A, C and Y
Calvert Developed Markets Ex-U.S. Responsible Index Fund	Class A, C, I and Y	Class A, C and Y

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge
Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.25% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.25% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class C due to a lower 12b-1 fee.
Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

14 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

Class Y Shares: No Sales Charge

Investor Type
Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. A party must enter into an agreement with CID to offer Class Y shares to its clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A and C because Class Y has no 12b-1 fee.
When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.
Class A
If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in the Fund(s), or if the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.
** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year CDSC of 0.25%. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.
The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C
If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.
The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).
Class Y
Class Y shares are sold without any initial sales load or CDSC.
Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. A party must enter into an agreement with CID to offer Class Y shares to its clients.
Reduced Sales Charges
You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 15

Rights of Accumulation can be applied to several accounts
In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.
______________________________________
* A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.
A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform principles which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CID or broker/dealers.
Statement of Intention
You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.
A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.
If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.
Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.
The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.
Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds is at least $1 million.
Neither the Funds, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.
College Savings Plans Under Section 529
There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.
Other Circumstances
There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•
current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

16 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

•	directors, officers, and employees of any Advisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the Advisor, or broker/dealer;

•	purchases made through a registered investment advisor;

•
trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

•
clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•
purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by: (a) registered investment advisors (does not apply to clients in traditional, commission-based brokerage arrangements); or (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements); and

•
the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

Dividends and Capital Gain Distributions from Other Calvert Funds
You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.
Purchases Made at Net Asset Value (“NAV”)
If you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.
Reinstatement Privilege (Class A)
Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.
Distribution and Service Fees
Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the Funds’ SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.
The following table shows the maximum annual amount of distribution and service fees payable under the Fund’s distribution plan for Class A and Class C and the amount of the Fund’s distribution and services fees authorized by the Fund’s Board of Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Directors.

	Maximum Amount Payable	Amount Authorized
Class A	0.50%	0.25%
Class C	1.00%	1.00%
Service Fees and Arrangements with Broker/Dealers
CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class C), when you purchase shares of Calvert Funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 17

Maximum Commission/Service Fees
Class A*	Class C**
3.00%/0.25%	1.00%/1.00%
* Class A service fees begin to accrue in the first month after purchase.
** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.
If the selling broker/dealer has an agreement with CID to sell Class C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.
Additional Payments to Financial Intermediaries
Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert Funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with Calvert’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer. Calvert may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer’s relationship with Calvert. Calvert determines the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. Calvert may benefit from these payments to the extent the broker/dealers sell more Fund shares because Calvert receives greater management and other fees as Fund assets increase. These additional payments are made by Calvert and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.
Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.25% of the NAV purchase amount on the first $2 million, 0.20% over $2 million up to $3 million, 0.125% over $3 million up to $50 million, 0.0625% over $50 million up to $100 million, and 0.0375% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of up to 0.25% (the finder’s fee actually paid). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.
Payments for Recordkeeping and Other Services
Subtransfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Advisor) that provide subtransfer agent/recordkeeping and/or other administrative services to certain groups of investors in the Calvert Funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment. Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.
Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert Fund reports, prospectuses and other communications to shareholders as required.
The amount paid by the Fund for such services varies depending on the share class and services provided, but the Fund will not pay more than 0.20% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by Calvert, not the Fund.

18 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

How to Open an Account
In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.
Class A and C Shares
Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert’s client services department at 800-368-2745.
Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.
For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.
Class Y Shares
Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business. A party must enter into an agreement with CID to offer Class Y shares to its clients.
A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.
CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.
Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2745.
Customer Identification
Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.
Subsequent Investments (Class A and C Shares)
To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.
Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.
Federal Holidays
There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.
Through Your Broker/Dealer
Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. Eastern Time (“ET”)) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 19

How Shares Are Priced
The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.
The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.
Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.
Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.
Under the oversight of the Board of Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.
Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.
In making a fair value determination, the Advisor, under the ultimate supervision of the Board and pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.
For assistance in making fair value determinations, the Board of Directors of Calvert Developed Markets Ex-U.S. Responsible Index Fund has retained a third-party fair value pricing service, pursuant to the Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. ET may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.
When Your Account Will Be Credited
Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.
Request in Good Order
All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•	The Fund name and account number.

•	The amount of the transaction (in dollars or shares).

•	Signatures of all owners exactly as registered on the account (for mail requests).

•
Signature guarantees (if required). For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial

20 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•	Any supporting legal documentation that may be required.

•	Any outstanding certificates representing shares to be redeemed.
Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.
Purchase and Redemption of Shares through a Financial Intermediary
Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.
How to Sell Shares
You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.
Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.
A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold. To the extent the Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If illiquid securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. A shareholder’s ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law. A shareholder may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.
There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.
Follow these suggestions to ensure timely processing of your redemption request:
By Telephone (Class A and C Shares) – call 800-368-2745
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.
Written Requests (Class A and C Shares)
Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.
Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 21

Systematic Check Redemptions and Distributions by Check (Class A and C Shares)
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.
A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a Ex-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
Corporations and Associations (Class A and C Shares)
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).
Trusts (Class A and C Shares)
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)
Through your Broker/Dealer
Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.
Other Calvert Features/Policies
Website (For 24-hour performance and pricing information, visit www.calvert.com)
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A and C only).
The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.
Account Services (Class A and C Shares)
By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.
ACH Funds Transfer (Class A and C Shares)
You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.
Telephone Transactions (Class A and C Shares)
You may purchase Class A or Class C shares, or redeem or exchange Class A or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

22 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

Exchanges
Calvert offers a wide variety of investment options that include common stock funds, and tax-exempt and corporate bond funds, call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.
For Class A and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.
Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC. Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event.
An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.
No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.
Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.
Market Timing Policy
In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, each Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. Each Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.
Shareholders may hold shares of any Fund in accounts with financial intermediaries such as investment advisors, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the financial intermediary holds Fund shares for a number of its customers in one account. The financial intermediary may have adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by financial intermediaries may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. The Board of Directors of each Fund has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of any Fund through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing policies in lieu of the policy adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Fund shares are held for more information on the market timing policies that apply to those shares.
Because omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to a Fund, the ability of a Fund to monitor and detect market timing activity through omnibus accounts is very limited. Each Fund has established information sharing agreements with financial intermediaries as required by Rule 22c-2 under the 1940 Act and otherwise uses reasonable efforts to work with financial intermediaries to identify market timing activity in underlying accounts. If a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in an omnibus account, Calvert will seek full cooperation from the financial intermediary maintaining the account to identify the underlying participant. Calvert expects the financial intermediary to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 23

withdrawn as an investment option for that account. Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.
Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.
Electronic Delivery of Prospectuses and Shareholder Reports
You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.
Combined General Mailings (Householding)
Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.
Special Services and Charges
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.
If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.
Minimum Account Balance/Low Balance Fee
Please maintain a balance in your Fund accounts of at least $5,000 per class for regular accounts/$1,000 per class for IRA accounts. If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class).
If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.
Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.
Dividends, Capital Gains, and Taxes
Each Fund pays dividends from its net investment income annually. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.
Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.
Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

24 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y

Federal Taxes
In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.
Cost Basis Reporting
Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.
Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.
Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.
Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 25

Disclaimers
The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“S-Network”). S-Network makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. S‑Network’s only relationship to Calvert is the licensing of certain service marks and trade names of S-Network and of certain S-Network Indexes that are determined, composed and calculated by
S-Network without regard to Calvert or the Funds. S-Network has no obligation to take the needs of Calvert or the owners of the Funds into consideration in determining, composing or calculating any S-Network Index. S-Network is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.
S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.
S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN, AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CALVERT, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NETWORK HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.”

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 26

GLOSSARY OF CERTAIN INVESTMENT RISKS

Correlation risk
The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Currency risk
The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Regulatory risk
The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Advisor nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor fail to use futures in accordance with Rule 4.5, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 27

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CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS CLASS A, C AND Y 28

To Open an Account:
800-368-2748
Performance and Prices:
www.calvert.com
24 hours, 7 days a week
Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746
TDD for Hearing-Impaired:
800-541-1524
Calvert Investments Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814
Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105
PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.
You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:
Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745
Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:
www.calvert.com
You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
Investment Company Act file:
No. 811-09877 Calvert Responsible Index Series, Inc.
(formerly Calvert Social Index Series, Inc.)

Printed on recycled paper using soy inks

Calvert Responsible Index Funds PROSPECTUS CLASS I

October 30, 2015

Ticker
Calvert U.S. Mid Cap Core Responsible Index Fund	CMJIX
Calvert Developed Markets Ex-U.S. Responsible Index Fund	CDHIX

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Responsible Index Funds Prospectus
Class I
October 30, 2015

TABLE OF CONTENTS

FUND SUMMARY

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
Class (Ticker):	I (CMJIX)
INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses[1]	1.00%
Total annual fund operating expenses	1.15%
Less fee waiver and/or expense reimbursement[2]	(0.93%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.22%
1 “Other expenses” are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.22% through January 31, 2017. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $100,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years
$225	$2,403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Mid Cap Core Responsible Index (the “Index”). The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.
Calvert U.S. Mid Cap Core Responsible Index. The Calvert U.S. Mid Cap Core Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Mid-Cap 800 Index. The S-Network U.S. Mid-Cap 800 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for mid-cap stocks that are traded in the U.S. markets. As of October 23, 2015, the Calvert U.S. Mid Cap Core Responsible Index included 566 companies, and the market capitalization ranged from $500 million to $29.82 billion with a weighted average market capitalization of $11.47 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network U.S. Mid-Cap 800 Index and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 1

To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.
The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert U.S. Mid Cap Core Responsible Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment principles, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.
Performance
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PORTFOLIO MANAGEMENT
Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)
The following individuals, who are members of the Calvert Investment and Performance Systems Department, jointly manage the Fund on a day-to-day basis:

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President - Investment Operations and Indexing	Since October 2015
Dale R. Stout, CFA	Index Portfolio Manager and Senior Analyst	Since October 2015
Lise Bernhard	Director of Investment Operations and Performance	Since October 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of a Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).
All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.
Minimum to Open Fund Account
$100,000
Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.
The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

2 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

To Buy Shares
New Accounts (include application) and Subsequent Investments: For wire instructions, call 800-327-2109.
To Sell Shares
Shares may be sold by telephone. Call 800-368-2745.
TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.
PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 3

FUND SUMMARY

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Class (Ticker):	I (CDHIX)
INVESTMENT OBJECTIVE
The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15%
Distribution and service (12b-1) fees	None
Other expenses[1]	1.11%
Total annual fund operating expenses	1.26%
Less fee waiver and/or expense reimbursement[2]	(0.99%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.27%
1 “Other expenses” are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.27% through January 31, 2017. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $100,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years
$276	$2,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index (the “Index”). The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.
Calvert Developed Markets Ex-U.S. Responsible Index. The Calvert Developed Markets Ex-U.S. Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network Developed International 1000 Index. The S-Network Developed International 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for stocks of companies located in major markets in Europe, the Pacific, Asia and Canada. As of October 23, 2015, the Calvert Developed Markets Ex-U.S. Responsible Index included 666 companies, and the market capitalization ranged from $1.5 billion to $230.4 billion with a weighted average market capitalization of $48.1 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network Developed International 1000 Index and is rebalanced quarterly.
The Fund may enter into foreign currency transactions in the course of purchasing and selling foreign currency denominated securities in order to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index.

4 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.
The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert Developed Markets Ex-U.S. Responsible Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.
Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment principles, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ADRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 5

Performance
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PORTFOLIO MANAGEMENT
Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)
The following individuals, who are members of the Calvert Investment and Performance Systems Department, jointly manage the Fund on a day-to-day basis:

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President - Investment Operations and Indexing	Since October 2015
Matthew Moore, CFA	Index Portfolio Manager and Senior Analyst	Since October 2015
Lise Bernhard	Director of Investment Operations and Performance	Since October 2015
BUYING AND SELLING SHARES
You can buy, sell (redeem) or exchange shares of a Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).
All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.
Minimum to Open Fund Account
$100,000
Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.
The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.
To Buy Shares
New Accounts (include application) and Subsequent Investments: For wire instructions, call 800-327-2109.
To Sell Shares
Shares may be sold by telephone. Call 800-368-2745.
TAX INFORMATION
Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

6 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

MORE INFORMATION ON FEES AND EXPENSES
Management Fee
Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.
With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. The Funds pay no administrative fees.
Other Expenses
“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services. The amount paid to third parties for subtransfer agent/recordkeeping services varies depending on the share class and services provided, but the Fund will not pay more than 0.10% of its average net assets attributable to any such third-party service provider.
Contractual Fee Waivers and/or Expense Reimbursements
Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2017. Only the Board of Directors of the Fund may terminate an expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Fund
Calvert U.S. Mid Cap Core Responsible Index Fund	0.22%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	0.22%
Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.
See “Investment Advisor ” in the Funds’ SAI for more information.
Example
The Example in the respective Fund Summary for each Fund also assumes that you reinvest all dividends and distributions.
MORE INFORMATION ON INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
Investment Objective
The investment objective of each Fund may be changed by the Fund’s Board of Directors without shareholder approval.
Further Description of Investment Strategies and Techniques
A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more detailed information about the risks that are referred to in this section.
For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual or Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 7

	Calvert U.S. Mid Cap Core Responsible Index Fund	Calvert Developed Markets Ex-U.S. Responsible Index Fund
Investment Techniques
Indexing	µ	µ
Temporary Defensive Positions	❑	❑
Exchange-Traded Funds	❑	❑
Conventional Securities
Stocks in General	µ	µ
Foreign Securities	5N1	µ
Illiquid Securities	15N	15N
Unleveraged Derivative Securities
Currency Contracts	❑	❑
Leveraged Derivative Instruments
Futures Contracts	5N2	5N2
1 The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in its Index. The Index (and therefore the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.
2 Based on initial margin required to establish position.
Key to Table

µ	Portfolio currently uses as a principal investment strategy

❑	Permitted, but not a principal investment strategy

xN	Allowed up to x% of Portfolio’s net assets
Description of Investment Strategies and Associated Risks
The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.  Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a greater emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market.
Risks: Opportunity and Market

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.
Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.
Risks: Correlation and Market

8 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.
Risks: Market

Foreign Securities. Foreign securities are securities issued by entities whose principal place of business is located outside the U.S.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Illiquid Securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory
Explanation of Strategies Used by the Funds
Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor fail to use futures in accordance with Rule 4.5, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.
Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 9

PORTFOLIO HOLDINGS
Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.
A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.
ABOUT RESPONSIBLE INVESTING
Calvert Principles for Responsible Investment
We believe that most corporations deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors. As a responsible investor, Calvert seeks to invest in companies that provide positive leadership in the areas of their business operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.
Calvert seeks to invest in companies that balance the needs of financial and non-financial stakeholders and demonstrate a commitment to the global commons as well as to the rights of individuals and communities.
Calvert’s passive indexes seek to include companies based on the following principles. Calvert’s active investment strategies give priority to the principles and seek superior risk adjusted financial returns relative to market benchmarks.
Our stewardship on behalf of our clients extends to active engagement with companies held in our portfolios consistent with our proxy voting guidelines.
Advance Environmental Sustainability and Resource Efficiency

•	Reduce the negative impact of business operations on the environment

•	Manage water scarcity and ensure efficient and equitable access to clean sources

•	Mitigate impact on all types of natural capital

•	Diminish climate-related risks and reduce their carbon emissions

•	Drive sustainability innovation and resource efficiency through business operations and products and services
Contribute to Equitable Societies and Respect Human Rights

•	Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•	Respect human rights, respect culture and tradition in local communities and economies and respect Indigenous Peoples’ Rights

•	Promote diversity and gender equity across workplaces, marketplaces and communities

•	Demonstrate a commitment to employees by ensuring development, communication, appropriate economic opportunity and decent workplace standards

•	Save lives by guaranteeing product safety while promoting public health
Accountable Governance and Build Transparency

•	Provide responsible stewardship of capital in shareholders’ best interests

•	Exhibit accountable governance and develop effective boards that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•	Integrate environmental and social risks, impacts and performance in material financial disclosures in order to inform shareholders, benefit stakeholders and contribute to company strategy

•	Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•	Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust
Calvert’s commitment to these principles signifies continuing focus on companies with superior corporate responsibility and sustainability. The application of the principles generally precludes investments in companies that:

•
Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•	Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

10 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

•
Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•	Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•	Demonstrate poor corporate governance or engage in harmful or unethical business practices.

•	Manufacture tobacco products.

•	Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•	Manufacture or sell firearms and/or ammunition.

•
Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•
Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility
As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:
Dialogue with companies
Calvert may initiate dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert may continue its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.
Proxy voting
As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the responsible investment principles of the Fund.
Shareholder resolutions
Calvert proposes resolutions on a variety of environmental, social and corporate governance issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.
Special Investment Programs
As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, the Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments and Special Equities.
High Social Impact Investments
High Social Impact Investments is a program that targets up to 1% of a Fund’s net assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ responsible investment principles.
These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.
Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 11

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.
The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).
Investments in High Social Impact Investments may hinder each Fund’s ability to track its Index.
Special Equities
Each Fund may invest in the Special Equities investment program, which allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are limited to 1% of each Fund’s net assets.
Special Equities investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely.
Pursuant to approval by each Fund’s Board of Directors, each Fund has retained Daryn Dodson and Jeremy Sookhoo as consultants to provide investment research for the Special Equities Program.
MANAGEMENT OF FUND INVESTMENTS
About Calvert
Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. Calvert has been managing mutual funds since 1976. As of August 31, 2015, Calvert was the investment advisor for 40 mutual fund portfolios and had over $13 billion in assets under management.
Portfolio Management
Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The Funds’ SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Funds.
The following individuals, who are members of the Calvert Investment and Performance Systems Department, jointly manage the Fund on a day-to-day basis:

12 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

Calvert U.S. Mid Cap Core Responsible Index Fund

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert. 2007 - June 2015: Director, Investment and Performance Systems, Calvert. Ms. Webster has 30 years of experience in the financial industry and has been with Calvert for 15 years.
Portfolio Manager
Dale R. Stout, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
November 2012 - October 2015: Investment Systems Manager and Analyst, Calvert.
April 2010 - November 2012: Senior Investment Analyst - Equities, Calvert.
Mr. Stout has 13 years of experience in the financial industry, all at Calvert.
Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for 10 years.
Portfolio Manager
Calvert Developed Markets Ex-U.S. Responsible Index Fund

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert. 2007 - June 2015: Director, Investment and Performance Systems, Calvert. Ms. Webster has 30 years of experience in the financial industry and has been with Calvert for 15 years.
Portfolio Manager
Matthew Moore, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
January 2014 - October 2015: Assistant Portfolio Manager and Head Trader, Calvert.
2008 - 2013: Investment Analyst and Head Trader, Calvert.
Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for 10 years.
Portfolio Manager
Advisory Fees
The annual advisory fee paid by each Fund as a percentage of the Fund’s average daily net assets is 0.15%.
A discussion regarding the basis for the approval by the Funds’ Board of Directors of the investment advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.
SHAREHOLDER INFORMATION
For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.
How To Open An Account
In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.
Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. Each ACH funds transfer is limited to $300,000. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor. For more information and wire instructions, call Calvert at 800-327-2109.
Minimum to Open Fund Account: $100,000
Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.
The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•	the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•	the investor has agreed to make additional Class I investments within a reasonable amount of time;

•	discretionary wrap programs; and

•	certain omnibus accounts, such as those purchasing for a fund of funds.
Registered investment advisors who invest in the Fund through certain broker-dealers through an omnibus account may aggregate client orders to meet the $100,000 initial investment minimum, provided that the Fund is not required to pay an administrative fee per shareholder account to any third party.
A Fund may also waive the initial investment minimum for current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert; current or former employees of Calvert; or their family members. A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories. For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50. Additional requirements may apply.
Federal Holidays
There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but electronic funds transfers cannot be received because the banks are closed.
Customer Identification
Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.
Through your Broker/Dealer
Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. Eastern Time (“ET”)) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.
Arrangements with Broker/Dealers and Other Financial Intermediaries
Additional Payments to Financial Intermediaries
Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert

Funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert Funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with Calvert’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer. Calvert may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer’s relationship with Calvert. Calvert determines the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. Calvert may benefit from these payments to the extent the broker/dealers sell more Fund shares because Calvert receives greater management and other fees as Fund assets increase. These additional payments are made by Calvert and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.
Payments for Recordkeeping and Other Services
Subtransfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Advisor) that provide subtransfer agent/recordkeeping and/or other administrative services to certain groups of investors in the Calvert Funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment. Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers. Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert Fund reports, prospectuses and other communications to shareholders as required.
The amount paid by the Fund for such services varies depending on the share class and services provided, but the Fund will not pay more than 0.10% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by Calvert, not the Fund.
How Shares Are Priced
The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.
The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.
Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.
Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.
Under the oversight of the Board of Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.
Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.
In making a fair value determination, the Advisor, under the ultimate supervision of the Board and pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In

14 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.
For assistance in making fair value determinations, the Board of Directors of Calvert Developed Markets Ex-U.S. Responsible Index Fund has retained a third-party fair value pricing service, pursuant to the Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. ET may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.
When Your Account Will Be Credited
Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.
Request in Good Order
All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•	The Fund name and account number.

•	The amount of the transaction (in dollars or shares).

•	Signatures of all owners exactly as registered on the account (for mail requests).

•
Signature guarantees (if required). For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•	Any supporting legal documentation that may be required.

•	Any outstanding certificates representing shares to be redeemed.
Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.
Purchase and Redemption of Shares through a Financial Intermediary
Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.
How To Sell Shares
You may redeem all or a portion of the shares from your account on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.
Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.
A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold. To the extent the Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If illiquid securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. A shareholder’s ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law. A shareholder may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 15

associated with any subsequent disposition of these securities by the recipient. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.
There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because the banks are closed.
Follow these suggestions to ensure timely processing of your redemption request:
By Telephone - call 800-368-2745
You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.
Written Requests
Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.
Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.
Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).
Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)
Through your Broker/Dealer
Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.
Other Calvert Features/Policies
Website (For 24-hour performance and pricing information, visit www.calvert.com)
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.
The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.
Telephone Transactions
You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.
Exchanges
Calvert offers a wide variety of investment options that include common stock funds, and tax-exempt and corporate bond funds, call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.
Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

16 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.
Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.
Market Timing Policy
In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. Accordingly, each Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. Each Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.
Shareholders may hold shares of any Fund in accounts with financial intermediaries such as investment advisors, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the financial intermediary holds Fund shares for a number of its customers in one account. The financial intermediary may have adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by financial intermediaries may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. The Board of Directors of each Fund has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of any Fund through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing policies in lieu of the policy adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Fund shares are held for more information on the market timing policies that apply to those shares.
Because omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to a Fund, the ability of a Fund to monitor and detect market timing activity through omnibus accounts is very limited. Each Fund has established information sharing agreements with financial intermediaries as required by Rule 22c-2 under the 1940 Act and otherwise uses reasonable efforts to work with financial intermediaries to identify market timing activity in underlying accounts. If a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in an omnibus account, Calvert will seek full cooperation from the financial intermediary maintaining the account to identify the underlying participant. Calvert expects the financial intermediary to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.
Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.
Electronic Delivery of Prospectuses and Shareholder Reports
You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.
Combined General Mailings (Householding)
Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 17

Special Services and Charges
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.
If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.
Minimum Account Balance
Please maintain a balance in each of your Fund accounts of at least $100,000 per Fund.
If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.
Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.
Dividends, Capital Gains, and Taxes
Each Fund pays dividends from its net investment income annually. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.
Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.
Buying a Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.
Federal Taxes
In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.
Cost Basis Reporting
Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

18 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.
Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.
Disclaimers
The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“S-Network”). S-Network makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. S‑Network’s only relationship to Calvert is the licensing of certain service marks and trade names of S-Network and of certain S-Network Indexes that are determined, composed and calculated by
S-Network without regard to Calvert or the Funds. S-Network has no obligation to take the needs of Calvert or the owners of the Funds into consideration in determining, composing or calculating any S-Network Index. S-Network is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.
S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.
S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN, AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CALVERT, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN. S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NETWORK HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.”

CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I 19

GLOSSARY OF CERTAIN INVESTMENT RISKS

Correlation risk
The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Currency risk
The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk
The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Regulatory risk
The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Advisor nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor fail to use futures in accordance with Rule 4.5, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA.  A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

20 CALVERT RESPONSIBLE INDEX FUNDS PROSPECTUS - CLASS I

To Open an Account:
800-368-2748
Performance and Prices:
www.calvert.com
24 hours, 7 days a week
Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746
TDD for Hearing-Impaired:
800-541-1524
Calvert Investments Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814
Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105
PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:
Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.
You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:
Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745
Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:
www.calvert.com
You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
Investment Company Act file:
No. 811-09877 Calvert Responsible Index Series, Inc.
(formerly Calvert Social Index Series, Inc.)

Printed on recycled paper using soy inks

Calvert Investments®
CALVERT RESPONSIBLE INDEX SERIES, INC.
Calvert U.S. Mid Cap Core Responsible Index Fund
Calvert Developed Markets Ex-U.S. Responsible Index Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
October 30, 2015

Class (Ticker)
Calvert U.S. Mid Cap Core Responsible Index Fund	A (CMJAX)	C (CMJCX)	I (CMJIX)	Y (CMJYX)
Calvert Developed Markets Ex-U.S. Responsible Index Fund	A (CDHAX)	C (CDHCX)	I (CDHIX)	Y (CDHYX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524
This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the applicable Portfolio’s or Fund’s (collectively referred to as the “Funds”) Prospectus dated October 30, 2015.  Each Fund’s Prospectus and most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800-368-2745, or visiting our website at www.calvert.com.

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS
The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.
TRACKING THE INDEX
The process used by the Funds to attempt to track the applicable Index within its expected tracking error limit relies on assessing the difference between the respective Fund’s exposure to factors which influence returns and the Index’s exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the Fund. The extent to which the total risk characteristics of the Fund vary from that of the Index is active risk or tracking error.
A Fund’s ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing Fund returns against Index returns, the Advisor can calculate the goodness of fit, as measured by the Coefficient of Determination or R-squared. Values in excess of 90% indicate a very high degree of correlation between the Fund and the Index. The Funds will also be monitored to ensure those general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.
Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.
Each Fund’s portfolio will be invested in a manner to closely track the Index.  To the extent that a Fund has investments in the Special Equities program and/or the High Social Impact Investments program (each described in the “Non-Principal Investment Policies and Risks” section below), the Fund may be less able to closely track the Index than if it did not have investments in these programs.  Both of these investment programs are of limited size (not more than 1% of Fund net assets if the Fund commences a program) so that the tracking error induced by such investments would be limited.
MID-CAP ISSUERS
The securities of mid-cap issuers often have greater price volatility, lower trading volume and less liquidity than the securities of larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.
LARGE-CAP ISSUERS (Applies Only to Calvert Developed Markets Ex-U.S. Responsible Index Fund)
Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large-cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.
FOREIGN SECURITIES (Applies Only to Calvert Developed Markets Ex-U.S. Responsible Index Fund)
Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities only to the extent they may be in the applicable Index. The index will not have any foreign stocks in it unless they are listed on a major U.S. exchange.  Thus, there will be no foreign custody or currency involved.  However, because the issuer is located outside the United States, such securities will still be subject to political and economic risks of the country where the issuer is located.
The Funds may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar. Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions. In addition, a foreign issuer may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuer’s assets or securities. The imposition of such sanctions could impair the market value of the securities of the foreign issuer and limit a Fund’s ability to buy, sell, receive or deliver the securities. The Funds may also invest in American Depositary Receipts (“ADRs”) and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers’ stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.
Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.
U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
REPURCHASE AGREEMENTS
Each of the Funds may invest in repurchase agreements. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.
Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether a Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the respective Fund’s Board of Trustees/Directors. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due a Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.
While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.
SHORT-TERM INSTRUMENTS
The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or Subadvisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes — which may include a lack of adequate purchase candidates or an unfavorable market environment - the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds’ investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.
The Funds may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks (“Yankee” instruments) and obligations of foreign branches of U.S. banks (“Eurodollar” instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers.
SMALL-CAP ISSUERS
The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.
Information concerning these securities may not be readily available, so the securities’ issuers may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.
Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.
REVERSE REPURCHASE AGREEMENTS
Each of the Funds may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
During the time a reverse repurchase agreement is outstanding, the Fund will maintain, in a segregated custodial account, an amount of cash, U.S. government securities, or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
A Fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by each Fund’s Board of Trustees/Directors.
HIGH SOCIAL IMPACT INVESTMENTS
The High Social Impact Investments program targets a percentage of a Fund’s assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of below-investment grade, high-yield debt securities – that is, lower quality debt securities (generally those rated BB+ or lower by S&P or Ba1 or lower by Moody’s, known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.
The Funds may make their High Social Impact Investments through direct investments, or through intermediaries, such as through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.
The Funds may make direct High Social Impact Investments through the Special Equities program described below in this “Non-Principal Investment Policies and Risks” section; such investments are referred to as Social Enterprise investments.

EXCHANGE-TRADED FUNDS (“ETFS”)
ETFs are shares of other investment companies that can be traded in the secondary market (e.g.,  on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day’s next calculated net asset value.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.
A Fund may purchase shares of ETFs for the purpose of managing the Fund’s cash position consistent with the Fund’s benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to raise cash.  The responsible investment criteria of the Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, the Fund could have indirect exposure to a company that does not meet the Fund’s responsible investment criteria and that could therefore not be purchased directly by the Fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund’s benchmark.
Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF’s index), (iii) tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Fund.  Therefore, the Fund’s purchase of an ETF results in the layering of expenses, such that shareholders of the Fund indirectly bear a proportionate share of any operating expenses of the ETF.
ILLIQUID SECURITIES
Each Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities.  The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.
Notwithstanding the above, a Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.
Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund’s Board.

FORWARD FOREIGN CURRENCY CONTRACTS (Applies Only to Calvert Developed Markets Ex-U.S. Responsible Index Fund)
Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. The Fund may also use foreign currency options and futures.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
Second, the Fund may have exposure to a particular foreign currency from the Fund’s portfolio securities and the Advisor and/or Subadvisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, the Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund’s benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.
DERIVATIVES
A Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. A Fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Fund’s portfolio securities. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.
Futures Transactions. The Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.
Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC.  Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.
A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.
The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with a Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
The Funds can use financial futures contracts to increase or decrease its exposure to changing security prices. Futures contracts will be used only for the limited purpose of hedging the Fund’s cash position; a futures contract may be purchased if the Fund has excess cash, until the Fund can invest in stocks replicating the Fund's Index. Similarly, if this Fund should receive a large redemption request, it could sell a futures contract to lessen its exposure to the market.
Options on Futures Contracts. Each Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Funds may also enter into closing transactions with respect to such options to terminate an existing position.
Each Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.
The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.
Regulatory Limitations. The Advisor to the Funds has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Advisor can claim an exclusion with respect to each Fund if the Fund, among other things, limits its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).  If a Fund’s use of futures contracts does not comply with these limits, then the Advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s commodity pool operator, and that Fund would be subject to regulation under the Commodity Exchange Act. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.
Each Fund generally intends to engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities.
In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Fund, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Fund’s custodian to cover the position, or alternative cover will be employed, thereby ensuring that the use of such futures contracts and options is unleveraged.
Additional Risks of Options and Futures Contracts.  If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.
The Funds can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Funds from closing a futures position or an option on a futures contract, which could require a Fund to make daily margin payments in the event of adverse price movements. If a Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.
Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund’s sustainable and socially responsible investment criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

SPECIAL EQUITIES INVESTMENTS
The Special Equities’ program allows a Fund to promote sustainable and responsible investment goals through privately placed investments. As stated in the Prospectus, the Special Equities Committee of the Fund identifies, evaluates and selects Special Equities investments, subject to the approval of the Fund’s Board.
The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade, high-yield debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Foreign Securities” in “Supplemental Information on Principal Investment Policies and Risks” above, and “Small-Cap Issuers,” “Below-Investment Grade, High-Yield Debt Securities,” “Real Estate Investment Trusts,” “Limited Partnerships,” “Securities with Equity and Debt Characteristics,” "Emerging Market Securities" and “Illiquid Securities” in this section on Non-Principal Investment Policies and Risks.  Funds participating in the Special Equities program may also invest in unsecured debt which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.
The Funds have retained independent consultants to provide investment research-related services with respect to the Special Equities program.
The Funds have not yet commenced investing in this program.
LIMITED PARTNERSHIPS
The Funds may invest in limited partnerships, primarily through the Special Equities program.  Investments in limited partnerships pose special investment risks.  A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed-through to its limited partners, such as the Funds, who include their pro rata share of the partnership’s income and expenses in their own taxes.  This pass-through may potentially cause non-compliance by the Funds with certain tax laws and regulations to which the Funds are subject, and subject them to penalties under the tax laws, including possible loss of their own pass-through treatment under Subchapter M of the Internal Revenue Code of 1986, as amended.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership.  Certain decisions that could adversely affect the Funds, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners.  A Fund also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves.  As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.
SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS
The Funds may invest in securities that have a combination of equity and debt characteristics (the Funds have not yet commenced investing in the Special Equities program through which these investments are made). These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.
REAL ESTATE INVESTMENT TRUSTS
The Funds may make investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITS, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by their shareholders, including a Fund.
BELOW-INVESTMENT GRADE, HIGH-YIELD DEBT SECURITIES
Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB+ or lower by S&P or Ba1 or lower by Moody’s, known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings). A Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Advisor or Subadvisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
The quality limitation set forth in a Fund’s investment policy is determined immediately after the Fund’s acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund’s investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.
EMERGING MARKET SECURITIES
Each Fund defines an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") (Standard) Index. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of, or reverse the liberalization of, foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce a Fund's income from investments in securities or debt instruments of emerging market country issuers. Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
LENDING PORTFOLIO SECURITIES
Each Fund may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets.  However, the Funds do not currently intend to lend their portfolio securities.
Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate any such loan upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including sustainability and social responsibility matters.

The advantage of a securities loan is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund’s investment objective, policies, and restrictions.
Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of their portfolio securities only to those firms the Advisor and/or Subadvisor deems creditworthy and only on terms the Advisor and/or Subadvisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.
CHARITABLE CONTRIBUTIONS
On occasion, a Fund may make de minimis charitable contributions to groups intended to further the Fund’s sustainable and socially responsible investment purpose, including but not limited to educating investors about sustainable and socially responsible investing.

ADDITIONAL RISK DISCLOSURE
FINANCIAL MARKETS RISK
Over the past several years, the U.S. and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest. While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.
Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and, ultimately, a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Funds.  The Advisor and each Subadvisor generally will take these and other economic conditions into consideration when making investment decisions for a Fund and will seek to manage the Fund in a manner consistent with achieving that Fund’s investment objective, but there can be no assurance that the Advisor or Subadvisor will be successful in doing so.
The total public debt of the U.S. as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Government agencies project that the U.S. will continue to maintain high debt levels for the foreseeable future. Although high debt levels are not necessarily indicators or causes of economic problems, they may create certain systemic risks if sound debt management practices are not implemented. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. Among other reasons for the downgrade, S&P cited controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and volatility. The downgrade may also adversely affect the market prices and yields of securities backed by the U.S.
In light of these and other conditions in the U.S. and global financial markets and the U.S. and global economy, legislators, the presidential administration, and regulators have increased their focus on the regulation of the financial services industry. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.
Fixed-income markets have recently experienced a period of relatively high volatility. If the U.S. Federal Reserve chooses to resume its quantitative easing stimulus program or increases interest rates, fixed-income markets could continue to experience high volatility, which could negatively impact a Fund’s performance.
CYBERSECURITY RISK
The Funds and their service providers may be prone to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cybersecurity breaches. Cyber attacks affecting the Funds or their investment advisor, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate their NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investment in such companies to lose value.

INVESTMENT RESTRICTIONS
FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

1.	Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

2.
No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured thereby).

3.
No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

4.
No Fund may underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting.

5.
No Fund may invest directly in commodities or real estate, although a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

6.
No Fund may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.
Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.
Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.
Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.
NONFUNDAMENTAL INVESTMENT RESTRICTIONS
The Board of Directors has adopted the following nonfundamental investment restrictions for each Fund. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1.
Under normal circumstances, invest less than 95% of its net assets in stocks contained in the applicable Index. The Fund will provide shareholders with at least 60 days' notice before changing this investment policy.

2.	Purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 5% of the value of the Fund’s net assets (Calvert U.S. Mid Cap Core Responsible Index Fund only).

3.	Purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities.

4.	Purchase debt securities (other than money market instruments or High Social Impact Investments).

5.	Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

6.
Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund’s total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

7.
With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

With respect to each Fund, except for the liquidity and borrowing restrictions, any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES
The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.
As of October 30, 2015, neither fund had capital loss carryforwards because each Fund commenced operations on October 30, 2015.
Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring in the Funds if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund’s identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.
Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships, and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.
Many states do not tax the portion of a Fund’s dividends that is derived from interest on U.S. government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from a Fund in their respective jurisdictions.
Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors, some dividends may be identified as “qualified dividend income” and may be eligible for the reduced federal tax rate.

NET ASSET VALUE
The public offering price of the shares of each Fund is its net asset value (“NAV”) per share (plus, for Class A shares, the applicable sales charge).  A Fund’s NAV per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class.  The NAV fluctuates based on the respective market values of each Fund’s investments.  The NAV per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine NAV on certain national holidays or other days on which the New York Stock Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, each Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as “trade date plus one” or “T + 1 accounting”. Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

CALCULATION OF YIELD AND TOTAL RETURN
The Funds may each advertise “total return.” Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund’s investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: “Total Return” as quoted in the Financial Highlights section of the Fund’s Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to “return without maximum load” (or “w/o max load” or “at NAV”) as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.  Total return before taxes is computed according to the following formula:
P(1 + T)n = ERV
where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
Total return after taxes on distributions is computed according to the following formula:
P(1 + T)n = ATVD
where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD  = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.
Total return after taxes on distributions and sale of fund shares is computed according to the following formula:
P(1 + T)n = ATVDR
where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.
Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund’s maximum sales charge (“return with maximum load”), except quotations of “return without maximum load” (or “without CDSC” or “at NAV”) which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.  Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.  Class I shares do not have a sales charge.
Total return, like yield and NAV per share, fluctuates in response to changes in market conditions.  Neither total return nor yield for any particular time period should be considered an indication of future return.
Neither fund has performance history to-date because each Fund commenced operations on October 30, 2015.

PURCHASE AND REDEMPTION OF SHARES
Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order.  The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.
The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.
The Funds do not issue share certificates.  Shares are electronically recorded.  If you are redeeming or exchanging shares represented by certificates previously issued by a Fund, you must return the certificates to the Fund’s transfer agent with your written redemption or exchange request.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.
Each Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.
See the Fund’s Prospectus for additional details on purchases and redemptions.

DIRECTORS AND OFFICERS
Each Fund’s Board of Directors supervises that Fund’s activities and reviews its contracts with companies that provide it with services.  Business information about the Directors as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name & Age	Position With Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
INDEPENDENT DIRECTORS
REBECCA L. ADAMSON AGE: 66	Director	2000	President of the national non-profit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	20	• Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 67	Chair and Director	2000	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	27	None
JOHN G. GUFFEY, JR. AGE: 67	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	27	• Ariel Funds (3) (asset management) (through 12/31/11) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES D. HARPER, III AGE: 52	Director	2005	Partner, Carr Riggs & Ingram (public accounting firm) since September 2013. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), 1999-2013.	20	• Bridgeway Funds (14)
JOY V. JONES AGE: 65	Director	2000	Attorney.	20	• Director, Conduit Street Restaurants SUD 2 Limited • Director, Palm Management Corporation

Name & Age	Position With Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
TERRENCE J. MOLLNER, Ed.D. AGE: 70	Director	2000	Founder, Chairperson and President of Trusteeship Institute, Inc., an educational organization focused on the personal skills and organizations described in Dr. Mollner’s book, The Love Skill: We Are Mastering the 7 Layers of Human Maturity, particularly businesses that freely chose to give priority to the common good. Chairperson, Stakeholders Capital, Inc., an asset management firm and financial services provider.	20	• Calvert Social Investment Foundation • Ben & Jerry’s Homemade, Inc. (food products)
SYDNEY A. MORRIS AGE: 66	Director	2000	The Rev. Dr. Morris is a Unitarian Universalist minister.	20	None
INTERESTED DIRECTORS
D. WAYNE SILBY, Esq.* AGE: 67	Director	2000	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	27
•    Ameritas Mutual Holding Company (insurance)
•    Calvert Social Investment Foundation
•    ImpactAssets, Inc. (asset management)
•    Committee for the Future (charitable supporting organization)
•    Syntao.com China (HK) (sustainability consulting)
•    The ICE Organization (environmental services)

JOHN H. STREUR, JR. * AGE: 55	Director and President	2015	President and Chief Executive Officer of Calvert Investments, Inc. (since January 2015) and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc. (since August 10, 2015); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).	40
•    Portfolio 21 Investments, Inc. (asset management)(through October 2014)
•    Managers Investment Group LLC (asset management)(through January 2012)
•    The Managers Funds (asset management) (through January 2012)
•    Managers AMG Funds (asset management) (through January 2012)
•    Calvert Social Investment Foundation

Name & Age	Position With Fund	Position Start Date	Principal Occupation During Last 5 Years
OFFICERS
SUSAN WALKER BENDER, Esq. AGE: 56	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
VICKI L. BENJAMIN AGE: 54	Treasurer	2015	Senior Vice President and Chief Financial Officer of Calvert Investments, Inc. since March 2015. Prior to Calvert, Ms. Benjamin was a Senior Partner at KPMG.
ROBERT D. BENSON, Esq. AGE: 36	Assistant Vice President & Assistant Secretary	2014	Assistant General Counsel (since 2014), Assistant Vice President & Assistant Secretary (since 2015) and Staff Attorney (prior to 2014), Calvert Investments, Inc.
HOPE BROWN AGE: 42	Chief Compliance Officer	2014
Chief Compliance Officer for the Calvert Funds (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012). Assistant Vice President, Lead Manager, Risk Management and Divisional Compliance, T. Rowe Price Associates, Inc. (2005-2010).

THOMAS DAILEY AGE: 51	Vice President of CSIF	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s municipal funds.
MATTHEW DUCH Age: 40	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 47	Vice President & Secretary	1996
Vice President, Acting Secretary and Acting General Counsel (Deputy General Counsel prior to 2015) of Calvert Investments, Inc. Prior to August 10, 2015, Ms. Duke was also Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.

ROBERT J. ENDERSON, CFA AGE: 57	Assistant Treasurer	2014	Vice President, Corporate Finance, of Calvert Investments, Inc.
PATRICK FAUL AGE: 50	Vice President	2010	Vice President and Head of Credit Research for the Advisor.
TRACI L. GOLDT AGE: 41	Assistant Secretary	2004	SEC Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
VISHAL KHANDUJA, CFA AGE: 37	Vice President	2014
Vice President of Calvert Investment Management, Inc. (since 2014) and portfolio manager for Calvert’s taxable fixed-income funds since 2012. Previously worked at Columbia Management as Portfolio Manager - Global Rates and Currency Team (2009-2012).

LANCELOT A. KING, Esq. AGE: 45	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 48	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
MARYBETH PILAT, CPA AGE: 47	Fund Controller and Assistant Treasurer	2015
Director of Fund Administration, Calvert Investment Administrative Services, Inc. since August 2015. VP Expense & Budgeting, Global Fiduciary Platform, Legg Mason (May 2015 - July 2015). Vice President and Assistant Treasurer, Columbia Funds, Ameriprise, Columbia Management (2010 - April 2015).

CATHERINE P. ROY AGE: 59	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
NATALIE A. TRUNOW AGE: 47	Vice President	2008	Senior Vice President of the Advisor and Chief Investment Officer – Equities.
*Mr. Streur is an interested person of the Funds since he is an Officer and Director of each Fund’s Advisor and certain affiliates.  Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund’s Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009.  As of October 30, 2015, the Directors and Officers as a group owned less than 1% of each Fund’s outstanding shares.
Additional Information about the Directors
Each Fund’s Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  Each Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  Each Board of Directors has also considered the contributions that each Director can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director:  Ms. Adamson, experience as a president of a non-profit organization and experience as a board member of a private foundation; Mr. Baird, experience as a chief executive officer of a non-profit corporation; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Mollner, experience as a board member of various organizations; Rev. Dr. Morris, ecclesiastical leadership experience; Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations; and Mr. Streur, leadership roles within the Advisor and certain of its affiliates, and experience building and managing investment management firms.  References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on a Board by reason thereof.
Board Structure
Each Fund’s Board of Directors is responsible for overseeing the management and operations of the Funds.  Each Board consists of seven Independent Directors and two Directors who are interested persons of the Funds.  Richard L. Baird, Jr., who is an Independent Director, serves as Chairperson of each Board.  Each Board of Directors has five standing Committees:  the Governance Committee, the Audit Committee, the Social Committee, the Investment Performance Oversight Committee and the Special Equities Committee.  Each of the Governance, Audit, Social and Investment Performance Oversight Committees is chaired by an Independent Director.  In addition, each of the Governance and Audit Committees is composed solely of Independent Directors.
Through the Governance and Audit Committees, the Independent Directors consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  Each Fund’s Board of Directors has determined that its committees help ensure that the Funds have effective and independent governance and oversight.  Each Board of Directors has also determined that its leadership structure is appropriate. The Board of Directors also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.
The Governance Committee addresses matters of fund governance, including policies on Director compensation and on Board and Committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g., the initiation and consideration of nominations for the appointment or election of Independent Directors of the Board.  The current members of this Committee are Rev. Dr. Morris and Messrs. Baird and Harper, each an Independent Director.
The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with each Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The Audit Committee oversees Calvert’s High Social Impact Investments program and Fund purchases of Community Investment Notes issued by the Calvert Social Investment Foundation. The current members of this Committee are Ms. Jones and Messrs. Baird, Harper and Mollner, each an Independent Director.
The Social Committee addresses matters relating to the sustainable and socially responsible investment criteria used by the Funds and their application. The current members of this Committee are Mses. Adamson and Jones, Rev. Dr. Morris and Mr. Streur. With the exception of Mr. Streur, the members of this Committee are Independent Directors.

The Investment Performance Oversight Committee oversees the Funds’ investment performance, including the performance of the Funds’ subadvisors. The current members of this Committee are Ms. Adamson and Messrs. Guffey, Silby and Streur. With the exceptions of Messrs. Silby and Streur, the members of this Committee are Independent Directors.
Each Board of Directors has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board’s annual consideration of the renewal of the Funds’ investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.
Board Oversight of Risk
An integral part of each Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Advisor and other service providers to the Funds have implemented various processes, procedures and controls to identify and address risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.
Each Fund’s Board of Directors exercises oversight of the risk management process primarily through the Audit and Investment Performance Oversight Committees, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, each Board of Directors requires management of the Advisor and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. Each Board and each Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, each Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  Each Board and each Investment Performance Oversight Committee also receive regular reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities, except for Special Equities securities, which are fair valued by the Board’s Special Equities Committee.  Each Board also receives reports from the Funds’ primary service providers, including the Subadvisors, regarding their operations as they relate to the Funds.
Directors’ Ownership of Fund Shares
The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts:
CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND

Name of Trustee	Dollar Range of Equity Securities in the Fund (10/30/15)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen (9/30/14)
Independent Trustees
Rebecca Adamson	None	$50,001-$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	None	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner	None	$50,001-$100,000
Sydney A. Morris	None	$50,001-$100,000
Interested Trustees
D. Wayne Silby	None	>$100,000
John H. Streur, Jr.*	None	None

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND

Name of Trustee	Dollar Range of Equity Securities in the Fund (10/30/15)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen (9/30/14)
Independent Trustees
Rebecca Adamson	None	$50,001-$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	None	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner	None	$50,001-$100,000
Sydney A. Morris	None	$50,001-$100,000
Interested Trustees
D. Wayne Silby	None	>$100,000
John H. Streur, Jr.*	None	None
* Mr. Streur became a Director/Trustee of the Calvert Funds, effective January 1, 2015.
Directors’ Compensation
Director Compensation Table
Calvert Responsible Index Series, Inc.
The following table (unaudited numbers) sets forth information describing the compensation of each Director for his/her services to the Fund for the Fund’s fiscal year ended September 30, 2014 and to all of the portfolios in the Fund Complex, as defined below. Each Fund within Calvert Responsible Index Series, Inc. is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Directors****
Rebecca Adamson** (Director)	$3,165	$0	$69,000
Richard L. Baird, Jr.** (Director & Chair)	$3,592	$1,437	$149,750
John Guffey, Jr.** (Director)	$3,295	$330	$126,500
Miles D. Harper, III** (Director)	$3,480	$3,480	$75,500
Joy V. Jones** (Director)	$3,480	$1,931	$75,500
Terrence J. Mollner, Ed.D** (Director)	$3,364	$631	$73,000
Sydney A. Morris** (Director)	$3,480	$0	$75,500
Barbara J. Krumsiek* (Director & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Director)	$3,650	$1,113	$133,700
John H. Streur, Jr.*** (Director & President)	$0	$0	$0
*Ms. Krumsiek was an interested person of the Funds since she was an Officer and Director of the Advisor and certain affiliates. Ms. Krumsiek resigned as a Director of the Funds, effective December 31, 2014. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.
**Mses. Adamson and Jones, Rev. Dr. Morris and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2014, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $225,385; $888,117; $111,291; $930,283; $538,118; $823,837; $53,443; and $990,011, for each of them, respectively.
***Mr. Streur became a Director and President of the Funds, effective January 1, 2015.
****As of September 30, 2014, the Fund Complex consisted of thirty-nine (39) Funds, and as of October 30, 2015, forty two (42) Funds.
Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund’s assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR
The Funds’ Investment Advisor is Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), a subsidiary of Calvert Investments, Inc., which is a subsidiary of Ameritas Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of each Fund’s Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.15% of the average daily net assets of the respective Fund. This investment advisory fee includes the cost of evaluating investments according to a Fund’s investment criteria.
The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. For those Funds with multiple classes, investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

PORTFOLIO MANAGER DISCLOSURE
Additional information about each Fund’s Portfolio Managers, identified in the applicable Prospectus of the Fund, is provided below.
A. Other Accounts Managed by Fund Portfolio Managers
The following Fund Portfolio Managers are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.
CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
Calvert: Laurie Webster, CFA

Accounts Managed (not including Calvert U.S. Mid Cap Core Responsible Index Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$520,483,421	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Dale R. Stout, CFA

Accounts Managed (not including Calvert U.S. Mid Cap Core Responsible Index Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$520,483,421	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert: Lise Bernhard

Accounts Managed (not including Calvert U.S. Mid Cap Core Responsible Index Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$520,483,421	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Calvert: Laurie Webster, CFA

Accounts Managed (not including Calvert Developed Markets Ex-U.S. Responsible Index Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$520,483,421	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Matthew Moore, CFA

Accounts Managed (not including Calvert Developed Markets Ex-U.S. Responsible Index Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert: Lise Bernhard

Accounts Managed (not including Calvert Developed Markets Ex-U.S. Responsible Index Fund) as of September 30, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	0	0
Total Assets in Other Accounts Managed	$520,483,421	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
B. Potential Conflicts of Interest in Managing a Fund and Other Accounts
The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Fund Portfolio Managers” above.
Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Portfolio Managers for the Fund are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.
C. Compensation of Fund Portfolio Managers
Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Fund Portfolio Managers” above.
CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
Calvert: Laurie Webster, CFA; Dale R. Stout, CFA; and Lise Bernhard

Compensation with Respect to Management of Calvert U.S. Mid Cap Core Responsible Index Fund and Other Accounts as of October 30, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert
Paid annually. Based on quantitative formula linked to one-year corporate financial performance (i.e. net earnings) of Calvert Investments, Inc., parent of the Advisor. Also based on qualitative factors, such as the achievement of individual performance goals and the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Calvert: Laurie Webster, CFA; Matthew Moore, CFA; and Lise Bernhard

Compensation with Respect to Management of Calvert Developed Markets Ex-U.S. Responsible Index Fund and Other Accounts as of October 30, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert
Paid annually. Based on quantitative formula linked to one-year corporate financial performance (i.e. net earnings) of Calvert Investments, Inc., parent of the Advisor. Also based on qualitative factors, such as the achievement of individual performance goals and the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
D. Securities Ownership of Portfolio Managers of the Funds
With respect to each Portfolio Manager identified in the applicable Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of October 30, 2015 in the Fund(s) managed by that individual.  The securities were valued as of October 30, 2015. (Specified ranges: None;  $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert U.S. Mid Cap Core Responsible Index Fund	Calvert	Laurie Webster, CFA	None
		Dale R. Stout, CFA	None
		Lise Bernhard	None
Calvert Developed Markets Ex-U.S. Responsible Index Fund	Calvert	Laurie Webster, CFA	None
		Matthew Moore, CFA	None
		Lise Bernhard	None

ADMINISTRATIVE SERVICES AGENT
Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives no administrative fee.

METHOD OF DISTRIBUTION
Calvert Investment Distributors, Inc. (“CID”) is the principal underwriter and distributor for the Funds. CID is an affiliate of the Advisor. Under the terms of its underwriting agreement with the Funds, CID markets and distributes the Funds’ shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the “Plans”) which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.50% of each Fund’s respective average daily net assets.  However, the applicable Board of Directors has determined that, until further action by the Board, no Fund shall pay Class A distribution expenses in excess of 0.25% of Class A Shares’ average daily net assets.
Expenses under the Funds’ Class C Plans may not exceed, on an annual basis, 1.00% of the Fund’s Class C average daily net assets, respectively.  Neither Class I nor Class Y has a plan.  The Class A and C Plans compensate CID at a set rate regardless of CID’s expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons.
Each Fund’s Plans were approved by the Board of Directors, including the Directors who are not “interested persons” of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Funds are committed to the discretion of the Independent Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including through economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
The Plans may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Funds as part of the annual operating expenses).  In addition to these payments, the Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time.  As of September 30, 2015, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, First Ameritas Life Insurance Corp., LPL Financial Services, Merrill Lynch, Morgan Stanley, Pershing, Raymond James, Thrivent Financial for Lutherans, UBS Financial Services and Wells Fargo Advisors.
Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.
The Funds have entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Funds’ securities on a “best efforts” basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from each Fund based on the average daily net assets of the Fund’s respective classes. These fees are paid pursuant to the Fund’s Plan.

Class A shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%
CID receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.
Fund Directors and certain other affiliated persons of the Funds are exempt from sales charges since the distribution costs are minimal to persons already familiar with the Funds. Specifically, there is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•
current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (family members include a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories); and

•	directors, officers, and employes of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund's shares and family members of the subadvisor, or broker/dealer.
Other groups (e.g., group retirement plans) are exempt from the Class A sales charges due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS
Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.
For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Funds’ expense, to provide recordkeeping and subaccounting services to the Funds.

PORTFOLIO TRANSACTIONS
The Funds’ Advisor places orders with broker-dealers for the Funds’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.
Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds’ Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Directors.
Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor’s obligation to seek best execution.  The Funds have adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.
The Funds’ Advisor selects brokers on the basis of best execution. In some cases it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.
If, in the judgment of the Advisor, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

PORTFOLIO HOLDINGS DISCLOSURE
The Funds have adopted a Portfolio Holdings Disclosure Policy (“Disclosure Policy”) that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund’s portfolio holdings.
Publicly Available Portfolio Holdings
Information regarding a Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website: for equity funds, 15 calendar days after each month-end; for fixed-income funds, 15 calendar days after each quarter-end. This information may be a Fund’s complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Fund’s first and third quarters. A Fund’s portfolio holdings are available on the www.calvert.com website 15 calendar days after each month end. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.
Non-Public Portfolio Holdings
The Funds’ Disclosure Policy, as described generally below, allows the disclosure of a Fund’s non-public portfolio holdings for the Fund’s legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.
Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.
A service provider or other third party that receives information about a Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.
A Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.
Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund’s non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund’s Board of Directors. The Fund’s Board of Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.
Ongoing Arrangements
The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15-day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which may include provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Barclays Capital	Portfolio Holdings	Daily
Barra	Portfolio Holdings	Daily
Bloomberg	Portfolio Holdings	Daily
Charles River Systems	Portfolio Holdings	Daily
FactSet	Portfolio Holdings	Daily
HC Asset Management	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
KPMG LLP	Portfolio Holdings	Annually
Morningstar	Portfolio Holdings	Monthly
State Street Bank and Trust	Portfolio Holdings	Daily
Thomson Reuters/Lipper	Portfolio Holdings	Monthly

PERSONAL SECURITIES TRANSACTIONS
The Funds, their Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as preclearance of personal securities transactions and restrictions on use of material non-public information.

PROXY VOTING DISCLOSURE
Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES
Any shareholder who wishes to send a communication to the Board of Directors of a Fund should send the communication to the attention of the Fund’s Secretary at the following address:
Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814
All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Directors.
In its function as a nominating committee, the Governance Committee of each Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Director may request the Fund’s Policy for the Consideration of Director Nominees by contacting the Fund’s Secretary at the address above.
If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund’s Board of Directors, the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN
KPMG LLP serves as the independent registered public accounting firm for the Funds.  State Street Bank & Trust Company, N.A. serves as custodian of the Funds’ investments. The custodian has no part in deciding the Funds’ investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION
Each Fund is a series of Calvert Responsible Index Series, Inc. (formerly Calvert Social Index Series, Inc.), an open-end management investment company organized as a Maryland corporation on April 7, 2000. Calvert Responsible Index Series, Inc. offers five series. Each Fund is diversified.
Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y.  Each class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each class is subject to differing sales charges and expenses, resulting in differing NAVs and distributions. Upon the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of October 30, 2015, to the Funds’ knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name
Name and Address	% of Ownership

Calvert U.S. Mid Cap Core Responsible Index Fund

Calvert Investment Distributors, Inc.	100%
Bethesda, MD 20814

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Calvert Investment Distributors, Inc.	100%
Bethesda, MD 20814
Calvert Investment Distributors, Inc. (“CID”) is incorporated in Delaware and is an affiliate of the Fund’s Advisor. CID is a subsidiary of Ameritas Life Insurance Corp., which is in turn a subsidiary of Ameritas Holding Company. Ameritas Holding Company is a subsidiary of Ameritas Mutual Holding Company.
As of October 30, 2015, to the Funds’ knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name and Address	% of Ownership

Calvert U.S. Mid Cap Core Responsible Index Fund

Calvert Investment Distributors, Inc.	100% of Class A
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% of Class C
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% Class I
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% of Class Y
Bethesda, MD 20814

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Calvert Investment Distributors, Inc.	100% of Class A
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% of Class C
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% Class I
Bethesda, MD 20814

Calvert Investment Distributors, Inc.	100% of Class Y
Bethesda, MD 20814

FUND SERVICE PROVIDERS
INVESTMENT ADVISOR
Calvert Investment Management, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
SHAREHOLDER SERVICING AGENT
Calvert Investment Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
ADMINISTRATIVE SERVICES AGENT
Calvert Investment Administrative Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103
CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

APPENDIX A
GLOBAL PROXY VOTING GUIDELINES
FOR
CALVERT FAMILY OF FUNDS
I. INTRODUCTION
Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations. A well-governed, sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

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Long-Term Value. Responsible, healthy companies focus on long-term value creation that align the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

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Accountability. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

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Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.
On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.
Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund’s Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.
Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.
II. CORPORATE GOVERNANCE
A. Board and Governance Issues
The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.
One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.
Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.
Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.
Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography. Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company’s success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.
Private companies may take some time to achieve an adequate balance of diversity and independence on their boards. Therefore, for private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.
Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.
The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•	The Fund advisor will oppose slates of directors without at least a majority of independent directors.

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The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•	The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•	The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.
Board Diversity

•	The Fund advisor will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

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The Fund advisor may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

•	The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.
Board Accountability

•	The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

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The Fund advisor will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

•	The Fund advisor will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

•	The Fund advisor will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

•	The Fund advisor will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

•	The Fund advisor will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

•	The Fund advisor will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

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The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•	The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.
Board Committee on Sustainability/Corporate Social Responsibility Issues
Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•	The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.
Limitations, Director Liability and Indemnification
Because of increased litigation brought against directors of corporations and the increased costs of director’s liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

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The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Limit Directors’ Tenure
Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

•	The Fund advisor will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.
Director Stock Ownership
Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•	The Fund advisor will oppose excessive awards of stock or stock options to directors.
Director Elections
Contested Election of Directors
Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.
Classified or Staggered Boards
On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•	The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.
Majority Vote Standard
A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees. Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes. Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•	The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.
Cumulative Voting
Cumulative voting allows shareowners to “stack” their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.
Shareholder Rights
Supermajority Vote Requirements
Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Fund advisor will ordinarily oppose supermajority vote requirements.
Shareowner Access to Proxy
Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners - whom directors are supposed to represent - are deprived of the same right. We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.
Restrictions on Shareowners Acting by Written Consent
Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•	The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.
Restrictions on Shareowners Calling Meetings
It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.
Dual or Multiple Classes of Stock
In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners - often a majority of shareowners - to exercise influence over the governance of the corporation. This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•	The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.
Ratification of Auditor and Audit Committee
The annual shareholder ratification of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

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The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•	The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•	The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•	The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.
In a number of countries companies routinely appoint internal statutory auditors.

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The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.
Audit Committee

•
The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•
The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure
International corporate governance is constantly changing and there have been waves of development of governance codes around the world. The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•	The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

•
The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•
The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

•	The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

•	The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.
B. Executive and Employee Compensation
Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership. Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.
There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. The structure of these compensation plans often determines the level of alignment between management and shareowner interests. Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria. These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.
Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•
The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies—including salaries, option awards, bonuses, and restricted stock grants—of top management, Board of Directors, and employees.

•
The Fund advisor will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

•
The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•	The Fund advisor will support proposals seeking to establish an annual shareholder advisory vote on compensation.

•
The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

•
The Fund advisor will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Compensation Committee

•
The Fund advisor may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•
The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•	The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•	The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•	The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•
The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options
Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Fund advisor will ordinarily support proposals requesting that companies expense stock options.
Pay Equity

•	The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio between CEO and Worker Pay

•	The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.
Executive Compensation Tie to Non-Financial Performance

•
The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements
Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•	The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•
The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•	The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.
C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring
Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.
Considering the Non-Financial Effects of a Merger Proposal
Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company’s stakeholders.

•	The Fund advisor will support proposals that consider non-financial impacts of mergers.

•
The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•
The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law
Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•
The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws
There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•
The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation
Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•	The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•
The Fund advisor will review on a case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•
The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization
Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•
The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock
Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•
The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills
Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

•	The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail
Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•	The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.
III. CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY
A. Sustainability Reporting
The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•
The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•	The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.
B. Environment
All corporations have an impact on the environment. A company’s environmental policies and performance can have a substantial effect on the firm’s financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•
The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•
The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•
The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles
The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•	The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.
Climate Change Mitigation
Shareholder initiatives on climate change have focused on companies that contribute materially to climate change. Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using various guidelines. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•
The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•	The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

•	The Fund advisor will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.
Climate Change Adaptation
Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change. Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts. Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•	The Fund advisor will support proposals seeking the preparation of a report on the company’s risks due to climate change.

•	The Fund advisor will support proposals seeking disclosure of the company’s plans to adapt to climate change.
Chemical and Other Global Sustainability Concerns
In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

•
The Fund advisor will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally, including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water
Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally, including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

•
The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

•	The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.
Environmental Justice
Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

•
The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•	The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.
Land-Use Change / Biodiversity Conservation/GMOs
Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

•
The Fund advisor will support proposals requesting greater transparency on companies’ biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

•
The Fund advisor will support proposals requesting greater transparency on companies’ land-use changes, including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

•
The Fund advisor will support proposals requesting greater transparency on companies’ GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

Hydraulic Fracturing
Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations1.” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

•	The Fund advisor will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.
C. Workplace Issues
Labor Relations
Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•	The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•	The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.
________________________
1U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011.
http://www.shalegas.energy.gov/resources/111811_final_report.pdf.

Vendor/Supplier Standards
Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•
The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)
Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers. This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.
Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

•
The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of “glass ceilings” for women and minority employees.

•
The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•
The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•	The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•
The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings
Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•	The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. International Operations and Human Rights
Business Activities and Investments
Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.
Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•
The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•	The Fund advisor will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

•	The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•	The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•	The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•	The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

•	The Fund advisor will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.
Internet Surveillance/Censorship and Data Security
Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an information, communications and technology (ICT) company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

•
The Fund advisor will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images
Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•	The Fund advisor will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations
Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation. Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development. In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations. These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions. Calvert encourages companies to disclose supplier location information, including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

•
The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

•
The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals
The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•
The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•
The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E. Indigenous Peoples’ Rights
Cultural Rights of Indigenous Peoples
The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them. Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

•
The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•
The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

•	The Fund advisor will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.
F. Product Safety and Impact
Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•
The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•	The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.
Toxic Chemicals
Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company. In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

•	The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.
Animal Welfare
Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Fund advisor will ordinarily support proposals seeking information on a company’s animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•	The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•
The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco
Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

•	The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.
G. Weapons Contracting
Weapons/Military Products
Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H. Community
Equal Credit Opportunity
Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•	The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.
Redlining
Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.
Predatory Lending
Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

•	The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.
Insurance Companies and Economically Targeted Investments
Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.
Healthcare
Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.
I. Political Action Committees and Political Partisanship
Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•
The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•
The Fund advisor will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

•
The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J. Other Issues
All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria. In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.
IV. CONFLICT OF INTEREST POLICY
All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.
Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.
Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.
Adopted September 2000.
Last Revised September 2014.

APPENDIX B
CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor’s Ratings Services)
Bonds

AAA:	An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:
An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:
An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated CC is currently highly vulnerable to nonpayment.

C:	An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:
An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
Notes

SP-1:
These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:	These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:	These issues are considered as having a speculative capacity to pay principal and interest.
Commercial Paper
A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2: This rating indicates a satisfactory degree of safety regarding timely payment.
A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

LONG-TERM OBLIGATION RATINGS (source: Moody’s Investors Service)
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
SHORT-TERM RATINGS  (source: Moody’s Investors Service)
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)
Articles of Incorporation incorporated by reference to Registrant's Pre-Effective Amendment No. 3, June 29, 2000, Accession Number 0001105446-00-000014. Articles Supplementary, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Articles of Amendment, filed herewith. Articles Supplementary, filed herewith.

(b)	Amended and restated By-Laws, incorporated by reference to Registrant’s Post-Effective Amendment No. 26, filed January 30, 2015, Accession Number 0001105446-15-000003.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)
Investment Advisory Agreement for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, Accession Number 0001105446-06-000002.  Revised and Restated Schedule A to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 19, May 25, 2011, Accession Number 0001105446-11-000024.  Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 19, May 25, 2011, Accession Number 0001105446-11-000024. Amendment to Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 20, filed January 30, 2012, Accession Number 0001105446-12-000001.  Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 20, filed January 30, 2012, Accession Number 0001105446-12-000001. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 24, filed January 30, 2014, Accession Number 0001105446-14-000002. Addendum to Revised and Restated Schedule A to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 24, filed January 30, 2014, Accession Number 0001105446-14-000002. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 26, filed January 30, 2015, Accession Number 0001105446-15-000003. Revised Fee Cap Addendum, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Addendum to Revised and Restated Schedule A to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Addendum to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076. Addendum to Revised and Restated Schedule A to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(e)
Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant’s Post-Effective Amendment No. 19, May 25, 2011, Accession Number 0001105446-11-000024. Addendum to Underwriting Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Addendum to Underwriting Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(f)	Directors' Deferred Compensation Agreement incorporated by reference to Registrant's Pre-Effective Amendment No. 3, June 29, 2000, Accession Number 0001105446-00-000014.

(g)
Custodial Contract incorporated by reference to Registrant's Pre-Effective Amendment No. 1, January 31, 2001, Accession Number 0001105446-01-000002. Amendment to the Custodial Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Amendment to the Custodial Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(h)(1)
Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, January 31, 2008, Accession Number 0001105446-08-000001. Addendum to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 22, filed January 30, 2013, Accession Number 0001105446-13-000001.

(h)(2)
Amended and Restated Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 22, filed January 30, 2013, Accession Number 0001105446-13-000001. Amendment to Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Addendum to Schedule A to Servicing Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(h)(3)
Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, Accession Number 0001105446-06-000002.  Revised and Restated Schedule A to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20, June 29, 2012, Accession Number 0001105446-12-000014. Administrative Services Agreement Addendum to Schedule A, incorporated by reference to Registrant’s Post-Effective Amendment No. 24, filed January 30, 2014, Accession Number 0001105446-14-000002. Administrative Services Agreement Addendum to Schedule A, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Administrative Services Agreement Addendum to Schedule A, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(h)(4)	Licensing Agreement incorporated by reference to Registrant's Pre-Effective Amendment No. 3, June 29, 2000, Accession Number 0001105446-00-000014.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Not applicable.

(k)	Omitted Financial Statements (not applicable).

(l)	Letter Regarding Initial Capital incorporated by reference to Registrant's Pre-Effective Amendment No. 3, June 29, 2000, Accession Number 0001105446-00-000014.

(m)
Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, Accession Number 0001105446-06-000002. Plan of Distribution for Class A, Addendum to Schedule, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Plan of Distribution for Class A, Addendum to Schedule, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076. Plan of Distribution for Class B, Addendum to Schedule, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(n)
Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant’s Post-Effective Amendment No. 24, filed January 30, 2014, Accession Number 0001105446-14-000002. Amended Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed June 18, 2015, Accession Number 0001105446-15-000043. Amendment to Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant’s Post-Effective Amendment No. 37, filed July 31, 2015, Accession Number 0001105446-15-000076.

(o)	Reserved.

(p)	Amendment to Code Of Ethics for CIM, incorporated by reference to Registrant’s Post-Effective Amendment No. 22, filed January 30, 2013, Accession Number 0001105446-13-000001.

(q)	Power of Attorney Forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 28, filed February 17, 2015, Accession Number 0001105446-15-000011.

Item 29.      Persons Controlled by or Under Common Control With Registrant
                  Not applicable.

Item 30.       Indemnification
Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain an insurance policy, providing Registrant with trustees/directors and officers liability coverage, plus excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an Investment Company Blanket Bond. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

Name	Name of Company, Principal Business and Address	Capacity
John H. Streur

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Vicki L. Benjamin
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Robert D. Benson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Hui Ping Ho

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Responsible Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Vishal Khanduja
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Management Series
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters
         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:
Calvert Management Series
Calvert Social Investment Fund
Calvert World Values Fund, Inc.
Calvert Responsible Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
John H. Streur	Director and Chief Executive Officer	Director and President
Vicki L. Benjamin	Director, Senior Vice President, Chief Financial Officer, and Treasurer	Treasurer
Lynne Ford	Director, Executive Vice President – Sales and Marketing	None
Stan Young	Vice President	None
Robert Enderson	Vice President, Assistant Treasurer and Acting Chief Financial Officer	Assistant Treasurer
Christine Teske	Senior Institutional Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Sonya Sbar	Vice President	None
Marc DiFilippo	Regional Vice President	None
Quentin Anderson	Regional Vice President	None
Anthony Eames	Senior Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Eduardo Augsten	Regional Vice President	None
Andrew Olig	Regional Vice President	None
Penelope Jackson	Regional Vice President	None
Marcie Blanco	Regional Vice President	None
Andrew Martone	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Secretary and Vice President	Secretary and Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Robert D. Benson	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
* 4550 Montgomery Avenue Bethesda, Maryland 20814
         (c)      Inapplicable.

Item 33. Location of Accounts and Records
        Vicki L. Benjamin, Treasurer
         and
         Ivy Wafford Duke, Secretary
         Calvert Responsible Index Series, Inc.
         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814
Item 34. Management Services
         Not Applicable

Item 35. Undertakings
         Not Applicable
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of October 2015.

CALVERT RESPONSIBLE INDEX SERIES, INC.
By:/s/ John H. Streur
John H. Streur
President and Director

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of October 2015.

Signature	Title

__________**____________ D. WAYNE SILBY	DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ JOHN H. STREUR	PRESIDENT AND DIRECTOR

__________**____________ VICKI L. BENJAMIN	TREASURER (PRINCIPAL FINANCIAL OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR.	DIRECTOR

__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ SYDNEY A. MORRIS	DIRECTOR

__________**____________ MILES D. HARPER, III	DIRECTOR

**By: /s/ Lancelot A. King
                 Lancelot A. King
Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney forms, incorporated by reference to Registrant’s Post-Effective Amendment No. 28, filed February 17, 2015, Accession Number 0001105446-15-000011.

Calvert Responsible Index Series, Inc.
Post-Effective Amendment No. 38
Registration No. 333-34122
EXHIBIT INDEX

Exhibit No.	Description

28(a)	Articles of Amendment
Articles of Supplementary

28(i)	Opinion and Consent of Counsel